Stockholders' equity	12 Months Ended
Dec. 31, 2012
Stockholders' equity
Stockholders' equity

18    Stockholders' equity

Stockholders

          Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders' meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds 12 preferred special golden shares which confer permanent veto rights over certain matters.

          Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders' meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.

          In October 2012 we paid gross dividends and interest on own capital ("JCP"), the total gross amount of R$3,405 (US$1,670) and R$2,710 (US$1,330), respectively, equivalent to US$0.324136216 and US$0.258006563 per common and preferred share outstanding.

          In April 2012, we paid interest on capital in the total amount of US$3 billion, corresponding to US$0.588547644 per outstanding, common or preferred share.

          In November 2011, as part of the share buy-back program approved in June 2011, we concluded the acquisition of 39,536,080 common shares, at an average price of US$26.25 per share, and 81,451,900 preferred shares, at an average price of US$24.09 per share (including shares of each class in the form of American Depositary Receipts), for a total aggregate purchase price of US$3 billion.

Mandatorily convertible

          In June 2012, the notes series VALE and VALE.P-2012 were converted into American Depositary Shares ("ADS") and represent an aggregate of 15,839,592 common shares and 40,241,968 preferred class A shares respectively. The Conversion was made using 56,081,560 treasury stocks held by the Company. The difference between the conversion amount and the book value of the treasury stocks of US$(251) was accounted for in additional paid-in capital in the stockholder's equity.

          In May 2012, Vale paid additional remuneration to holders of those mandatorily convertible notes, in the amount of US$1.463648 and US$1.692869 per note, respectively.

Earnings per share

          Earnings per share amounts have been calculated as follows:

	Year ended as of December 31,
	2012	2011	2010
Net income from continuing operations	5,511	22,885	17,407

Discontinued operations, net of tax	–	–	(143)

Net income for the year	5,511	22,885	17,264
Remuneration attributed to preferred convertible notes	(44)	(97)	(72)
Remuneration attributed to common convertible notes	(19)	(70)	(61)

Net income for the year adjusted	5,448	22,718	17,131

Earnings per share
Income available to preferred stockholders	2,063	8,591	6,566
Income available to common stockholders	3,385	13,842	10,353
Income available to convertible notes linked to preferred	–	205	153
Income available to convertible notes linked to common	–	80	59

	5,448	22,718	17,131

Weighted average number of shares outstanding (thousands of shares)—preferred shares	1,933,491	1,984,030	2,035,783
Weighted average number of shares outstanding (thousands of shares)—common shares	3,172,179	3,197,063	3,210,023

Total	5,105,670	5,181,093	5,245,806

Weighted average number of convertibles outstanding (thousands of shares)—linked to preferred shares	–	47,285	47,285
Weighted average number of convertibles outstanding (thousands of shares)—linked to common shares	–	18,416	18,416

Total	–	65,701	65,701

Earnings per preferred share	1.07	4.33	3.23
Earnings per common share	1.07	4.33	3.23
Earnings per convertible note linked to preferred	–	6.39	4.76
Earnings per convertible note linked to common share	–	8.15	6.52